SIGNIFICANT ACCOUNTING POLICIES (Schedule of Company's Revenue by Category) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Revenue	$ 433,895	$ 343,199	$ 261,701
License [Member]
Property, Plant and Equipment [Line Items]
Revenue	237,879	192,514
Maintenance and support [Member]
Property, Plant and Equipment [Line Items]
Revenue	159,730	123,986
Professional services [Member]
Property, Plant and Equipment [Line Items]
Revenue	$ 36,286	$ 26,699